ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Movement of Allowance for Doubtful Accounts) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
At beginning of year	¥ 335,713,383	¥ 428,570,077	¥ 445,956,167
Addition	274,128,700	151,959,676	188,572,147
Write-off	(41,816,165)	(38,500,106)	(44,538,077)
Reversal	(191,451,857)	(206,316,264)	(161,420,160)
At end of year	¥ 376,574,061	¥ 335,713,383	¥ 428,570,077